Net Sales (Tables)	12 Months Ended
Dec. 31, 2024
Net Sales
Schedule of net sales

	12.31.24	12.31.23	12.31.22
Gross sales
Brazil	35,424,872	32,922,332	33,325,565
International	30,784,576	25,203,968	25,253,452
Other segments	3,955,631	3,494,983	3,305,974
	70,165,079	61,621,283	61,884,991

Sales deductions
Brazil	(6,584,239)	(6,063,414)	(6,327,777)
International	(1,611,421)	(1,352,204)	(1,150,317)
Other segments	(590,381)	(590,225)	(601,869)
	(8,786,041)	(8,005,843)	(8,079,963)

Net sales
Brazil	28,840,633	26,858,918	26,997,788
International	29,173,155	23,851,764	24,103,135
Other segments	3,365,250	2,904,758	2,704,105
	61,379,038	53,615,440	53,805,028